Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASES

NOTE 11 – LEASES:

On May 21, 2022, the Company has entered into a short-term lease agreement for its offices. According to the agreement, the Company will pay NIS 17 thousand plus VAT per month. On December 30, 2022, the Company terminated the agreement and paid the lessor a one-time compensation of NIS 11 thousand.

Jeffs’ Brands leases office space with a remaining useful life of less than 3 years and uses its incremental borrowing rate as the discount rate for its leases, as the implicit rate in the lease is not readily determinable. As of December 31, 2022, Jeffs’ leases had a weighted average remaining lease term of 3 years and a weighted average borrowing rate of 10%.

On February 25, 2021, Gix Media entered into a lease agreement for a new corporate office of 479 square meters in Ramat Gan, Israel, at a monthly rent fee of USD 10 thousand. The lease period is for 36 months (the “initial lease period”) with an option by the Gix Media to extend the lease period for two additional terms of 24 months each. In accordance with the lease agreement, Gix Media made leasehold improvements in exchange for a rent fee discount of USD 67 thousand which will be spread over the initial lease period.

The Company includes renewal options that it is reasonably certain to exercise in the measurement of the lease liability.

Right-of-use assets

Buildings
USD in thousands
Cost:
At December 31, 2021	-
Acquisition of subsidiary	619
Additions	152
At December 31, 2022	771

Accumulated Depreciation:
At December 31, 2021	-
Acquisition of subsidiary	(92)
Charge for the year	(88)
At December 31, 2022	(180)

Carrying amount
At 31 December 2022	591

December 31
2022
USD in thousands
Amounts recognized in profit and loss
Depreciation expense on right-of-use assets	88
Interest expense on lease liabilities	82
Expense relating to short-term leases	71

Lease liabilities

Maturities of lease liabilities as of December 31, 2022, are as follows:

2022
USD in thousands

Year 1	148
Year 2	148
Year 3	133
Year 4	114
Year 5	118
Onwards	19
Less: unearned interest	(37)
643
Analyzed as:
Non-current	512
Current	131
643